Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Disclosure of provisions

	Closure and Decommissioning	Litigation	Total
December 31, 2016	$55,611	$4,332	$59,943
Revisions in estimates and obligations incurred	12,561	—	12,561
Charged (credited) to earnings:
-new provisions	—	767	767
-change in estimate	—	(228)	(228)
-exchange gains on provisions	—	93	93
Charged in the year	—	(867)	(867)
Reclamation expenditures	(8,749)	—	(8,749)
Accretion expense (Note 23)	5,973	—	5,973
December 31, 2017	$65,396	$4,097	$69,493
Revisions in estimates and obligations incurred	6,516	—	6,516
Charged (credited) to earnings:
-new provisions	—	1,308	1,308
-change in estimate	—	(173)	(173)
-exchange gains on provisions	—	(253)	(253)
Charged in the year	—	(411)	(411)
Reclamation expenditures	(7,849)	—	(7,849)
Accretion expense (Note 23)	6,524	—	6,524
December 31, 2018	$70,587	$4,568	$75,155

Maturity analysis of total provisions:	December 31, 2018	December 31, 2017
Current	$5,072	$8,245
Non-Current	70,083	61,248
	$75,155	$69,493